REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by payor	The Company’s revenue is as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Managed service agreements and other	$9	$115
The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2023	2022

Managed service agreements and other	$255	$471

Summary of accounts receivable activity

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	March 31,	December 31,
	2024	2023
Technical service	$752	$1,308
Professional service	1,191	2,293
Other	122	—
Total receivables, net	$2,065	$3,601

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,	December 31,
	2023	2022	2021

Technical service	$1,308	$3,072	$18,904
Professional service	2,293	11,829	8,209
Other	—	242	697
Total accounts receivable, net	3,601	15,143	27,810
Due from MSA	—	4,913	5,886
Total receivables, net	$3,601	$20,056	$33,696

Schedule of concentration of accounts receivable by revenue stream as a percentage of total accounts receivable

	As of March 31,	As of December 31,
	2024	2023
Commercial insurance	68%	82%
Facility billing	26%	18%
Other	6%	—%
Total	100%	100%

	As of December 31,	As of December 31,
	2023	2022

Commercial insurance	82%	84%
Facility billing	18%	9%
Other	—%	7%
Total	100%	100%